[CHAPMAN AND CUTLER LETTERHEAD]

January 29, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs Trust (Registration Nos. 333-146827; 811-22135)

Ladies and Gentlemen:

On behalf of Innovator ETFs Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 539 and under the Investment Company Act of 1940, as amended, Amendment No. 540 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to Innovator Growth-100 Double Accelerated Return ETF™ – Quarterly (formerly Innovator Double US Large Cap 9 Buffer Enhanced ETF™ – February), a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours, Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures